Related Party Balances and Transactions (Details Narrative) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Interest expense		$ 75,632	$ 4,765
Kannabidioid, Inc [Member]
Revenue from related parties		540
Majorca Group, Ltd [Member]
Payment of consulting fees		$ 0	$ 21,776